Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DAVIS VARIABLE ACCOUNT FUND INC
Entity Central Index Key	0001084060
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000009558 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Financial Portfolio
Trading Symbol	QDFPAX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Financial Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Financial Portfolio	$41	0.77%*
*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.77% [1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the S&P 500 Financials Index (the “Index”) for the period. The Fund delivered a total return of 13.61%, versus a 9.23% return for the Index. The Fund also outperformed the 6.20% return of the S&P 500 Index. The Fund invests, under normal conditions, at least 80% of its net assets in common stocks (including American Depositary Receipts) issued by companies principally engaged in the financial services sector. The Fund continues to invest a significant portion of its assets in foreign companies.
Market Overview
  S&P 500 Financials
    Strongest performing industries - Banks (+15%), Consumer Finance (+13%), and Capital Markets (+10%)
    Weakest performing industries - Financial Services (+5%) and Insurance (+6%)
Contributors to Performance
  Financial Services - outperformed the Index industry (+14% vs +5%) and significantly underweight (average weighting 9% vs 33%)
    Rocket Companies (+33%)
  Significantly overweight in Banks - (average weighting 45% vs 25%)
    Danske Bank (+53%), JPMorgan Chase (+22%), Wells Fargo (+15%), DNB Bank (+47%), and
    DBS Group Holdings (+14%)
  Consumer Finance - outperformed the Index industry (+17% vs +13%) and overweight (average weighting 15% vs 4%)
    Capital One Financial (+20%) - largest individual contributor
  Capital Markets - outperformed the Index industry (+17% vs +10%)
    Bank of New York Mellon (+20%)
  Insurance holding
    Markel Group (+16%)
  Non-financial holding
    Prosus (+40%)
Detractors from Performance
  Banks - underperformed the Index industry (+14% vs +15%)
    U.S. Bancorp (-3%) and PNC Financial Services Group (-2%) - two largest individual detractors
    Fifth Third Bancorp (-1%)
  Underweight in Capital Markets (average weighting 11% vs 23%)
  Individual Insurance holdings
    RenaissanceRe Holdings (-2%) and Everest Group (-5%)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/25	1 Year	5 Years	10 Years
Davis Financial Portfolio	33.06%	21.30%	11.37%
S&P 500 Index	15.16%	16.63%	13.63%
S&P 500 Financials Index	29.45%	19.97%	12.45%

Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 58,000,000.0
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 152,200
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/25 (in millions)	$58.0
Total number of portfolio holdings as of 06/30/25	28
Portfolio turnover rate for the period	3%
Total advisory fees paid for the period (in thousands)	$152.2

Holdings [Text Block]	Top Industries as of 06/30/25 Net Assets
Banks	44.97%
Consumer Finance	15.56%
Insurance	15.48%
Capital Markets	10.57%
Financial Services	9.58%

[1]	Annualized.